Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 02, 2026	May 03, 2025	Apr. 27, 2024	Apr. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth the compensation for our Principal Executive Officer (“PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal 2026, 2025, 2024 and 2023. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income (Loss) and Revenue over such years in accordance with the SEC rules.

Pay Versus Performance

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($) (e)	Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)	Net Income (Loss) (in Thousands)(4) ($) (h)	Total Revenue (in Thousands)(4) ($) (i)

2026	$14,428,500	$76,266,563	$2,379,500	$23,097,084	$1,582.66	$326.61	$472,279	$1,335,116

2025	$6,058,750	$13,939,751	$3,898,747	$8,911,887	$414.25	$135.54	$52,183	$436,775

2024	$6,120,667	$7,963,167	$2,653,479	$2,933,163	$159.31	$145.97	$(28,369)	$192,970

2023	$3,880,000	$2,326,874	$1,561,682	$1,112,042	$69.61	$92.32	$(16,547)	$184,194

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	Compensation for our PEO, William (Bill) Brennan, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following named executive officers: (i) in fiscal 2026 and 2025, Daniel Fleming, Yat Tung (Job) Lam, Chi Fung (Lawrence) Cheng, and James Laufman; (ii) in fiscal 2024, Daniel Fleming, Yat Tung (Job) Lam, Chi Fung (Lawrence) Cheng, Katherine Schuelke (former Chief Legal Officer), and Adam Thorngate-Gottlund (former General Counsel and Secretary); and (iii) in fiscal 2023, Daniel Fleming, Yat Tung (Job) Lam, Chi Fung (Lawrence) Cheng, and Adam Thorngate-Gottlund.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on January 27, 2022 and ending on May 2, 2026, May 3, 2025 and April 27, 2024, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the PHLX Semiconductor Index, same as our Peer Group as set forth in the performance graph included in our annual report.
PEO Total Compensation Amount	$ 14,428,500	$ 6,058,750	$ 6,120,667	$ 3,880,000
PEO Actually Paid Compensation Amount	$ 76,266,563	13,939,751	7,963,167	2,326,874
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in fiscal 2026, fiscal 2025, fiscal 2024 and fiscal 2023 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee pertaining to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see Executive Compensation, CD&A section.

	PEO 2026	PEO 2025	PEO 2024	Non-PEOs 2026	Non-PEOs 2025	Non-PEOs 2024
Summary Compensation Table Total	$14,428,500	$6,058,750	$6,120,667	$2,379,500	$3,898,747	$2,653,479
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(12,641,000)	$(4,370,000)	$(5,410,000)	$(1,580,125)	$(3,265,460)	$(2,303,680)
Plus Year-end Fair Value for Awards Granted in the Covered Year	$36,876,000	$4,826,000	$4,640,000	$4,609,500	$5,308,600	$1,930,240
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$27,224,000	$5,104,688	$1,796,094	$13,867,225	$2,041,875	$431,062
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$10,379,063	$2,320,313	$816,406	$3,820,984	$928,125	$222,062
Compensation Actually Paid	$76,266,563	$13,939,751	$7,963,167	$23,097,084	$8,911,887	$2,933,163

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service costs is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service costs is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Non-PEO NEO Average Total Compensation Amount	$ 2,379,500	3,898,747	2,653,479	1,561,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,097,084	8,911,887	2,933,163	1,112,042
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in fiscal 2026, fiscal 2025, fiscal 2024 and fiscal 2023 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee pertaining to the PEO’s and our other NEOs’ compensation for fiscal year 2025, see Executive Compensation, CD&A section.

	PEO 2026	PEO 2025	PEO 2024	Non-PEOs 2026	Non-PEOs 2025	Non-PEOs 2024
Summary Compensation Table Total	$14,428,500	$6,058,750	$6,120,667	$2,379,500	$3,898,747	$2,653,479
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(12,641,000)	$(4,370,000)	$(5,410,000)	$(1,580,125)	$(3,265,460)	$(2,303,680)
Plus Year-end Fair Value for Awards Granted in the Covered Year	$36,876,000	$4,826,000	$4,640,000	$4,609,500	$5,308,600	$1,930,240
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$27,224,000	$5,104,688	$1,796,094	$13,867,225	$2,041,875	$431,062
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$10,379,063	$2,320,313	$816,406	$3,820,984	$928,125	$222,062
Compensation Actually Paid	$76,266,563	$13,939,751	$7,963,167	$23,097,084	$8,911,887	$2,933,163

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service costs is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service costs is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Compensation Actually Paid vs. Net Income
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's net income (loss) for the fiscal years indicated.

Compensation Actually Paid vs. Company Selected Measure
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Revenue
The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's revenue for the fiscal years indicated.

Total Shareholder Return Vs Peer Group
Relationship between PEO and Non-PEO NEOs Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between compensation actually paid or (CAP) to our PEO, the average CAP to our Non-PEO NEOs, and the Company's cumulative TSR as well as the PHLX Semiconductor Sector Index cumulative TSR for the fiscal years indicated.

Total Shareholder Return Amount	$ 1,582.66	414.25	159.31	69.61
Peer Group Total Shareholder Return Amount	326.61	135.54	145.97	92.32
Net Income (Loss)	$ 472,279,000	$ 52,183,000	$ (28,369,000)	$ (16,547,000)
Company Selected Measure Amount	1,335,116,000	436,775,000	192,970,000	184,194,000
PEO Name	William (Bill) Brennan
Additional 402(v) Disclosure	Reflect “Net Income (Loss)” and "Total Revenue" in the Company’s Consolidated Statements of Operation included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended May 2, 2026, May 3, 2025 and April 27, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,641,000)	$ (4,370,000)	$ (5,410,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,876,000	4,826,000	4,640,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,224,000	5,104,688	1,796,094
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,379,063	2,320,313	816,406
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,580,125)	(3,265,460)	(2,303,680)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,609,500	5,308,600	1,930,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,867,225	2,041,875	431,062
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,820,984	$ 928,125	$ 222,062